SELECT*LIFE III

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by
ReliaStar Life Insurance Company
and its
Select*Life Variable Account

Supplement dated February 2, 2007, to your prospectus dated May 1, 2001. Please read it carefully and keep it with your prospectus for future reference.
_________________________________________________________________________________

The “Excessive Trading” section on page 35 of your prospectus is hereby deleted in its entirety and replaced with the following:

Limits on Frequent or Disruptive Transfers

     The Policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the Fund's ability to provide maximum investment return to all policy owners.

     This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Policy.

     We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;

  Is identified as problematic by an underlying Fund (even if the activity does not exceed our monitoring standard for excessive trading);

  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or

  Is determined, in our sole discretion, to be not in the best interests of other Policy owners.

     If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those Fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

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     Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Policy or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and

  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one policy owner at a time.P

     Our current definition of excessive trading is more than one purchase and sale of the same underlying Fund within a 30-day period. We do not count transfers associated with scheduled Dollar Cost Averaging or Portfolio Rebalancing services (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

     The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Policy owners and Fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Policy owners or, as applicable, to all Policy owners investing in the underlying Fund.

     Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds

     Most underlying Funds have their own excessive trading policies, and orders for the purchase of a Fund’s shares are subject to acceptance or rejection by the underlying Fund. We reserve the right to reject, without prior notice, any allocation or transfer to a Sub-Account if the corresponding Fund will not accept the allocation or transfer for any reason.

Court Ordered Exception to Our Excessive Trading Policy

     Since late 2003, ReliaStar Life Insurance Company (“ReliaStar”) has been engaged in litigation with Paul M. Prusky (“Prusky”), et al. regarding a 1998 agreement between Prusky and ReliaStar. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between Sub-Accounts available through certain ReliaStar variable life insurance policies (“market timing”). ING acquired ReliaStar in 2000. Since late 2003, ReliaStar has refused to accept electronic trading instructions from Prusky.

     On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”) ordered ReliaStar to accept and effect Prusky’s Sub-Account transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M. Prusky, et al. v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”).) ReliaStar is considering its legal options in light of the Order; however, in the meantime, ReliaStar must accept and effect Prusky’s electronic transfer instructions.

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     When issuing the Order, the Federal Court did state that the ReliaStar variable life insurance policies owned by Prusky allow ReliaStar to enforce conditions on trading imposed by the Funds in which the ReliaStar Sub-Accounts invest. (Memorandum Accompanying the Order, at pp. 9-10.) ReliaStar will enforce all Fund-imposed conditions on trading consistent with the Order. Prusky’s ReliaStar policies include Sub-Accounts investing in the following Funds; the prospectus for each Fund describes restrictions imposed by the Fund to prevent or minimize frequent trading.

· American Growth Fund (Class 2)	· ING Pioneer Fund Portfolio (Class I)
· American Growth-Income Fund (Class 2)	· ING Pioneer Mid Cap Value Portfolio (Class I)
· American International Fund (Class 2)	· ING Stock Index Portfolio (Class I)
· Fidelity® VIP Contrafund® Portfolio (Initial Class)	· ING T. Rowe Price Capital Appreciation Portfolio (Class I)
· Fidelity® VIP Equity-Income Portfolio (Initial Class)	· ING T. Rowe Price Equity Income Portfolio (Class I)
· ING AllianceBernstein Mid Cap Growth Portfolio (Class I)	· ING UBS U.S. Allocation Portfolio (Class S)
· ING BlackRock Large Cap Growth Portfolio (Class I)	· ING Van Kampen Growth and Income Portfolio (Class S)
· ING Evergreen Health Sciences Portfolio (Class I)	· ING VP Index Plus International Equity Portfolio (Class S)
· ING Evergreen Omega Portfolio (Class I)	· ING Wells Fargo Small Cap Disciplined Portfolio (Class I)
· ING FMRSM Diversified Mid Cap Portfolio (Class I)	· ING Baron Small Cap Growth Portfolio (I Class)
· ING FMRSM Large Cap Growth Portfolio (Class I)	· ING Columbia Small Cap Value II Portfolio (I Class)
· ING Global Resources Portfolio (Class I)	· ING JP Morgan Mid Cap Value Portfolio (I Class)
· ING JPMorgan Emerging Markets Equity Portfolio	· ING Lord Abbett U.S. Government Securities Portfolio
(Class I)	(I Class)
· ING JPMorgan Small Cap Core Equity Portfolio (Class I)	· ING Neuberger Berman Partners Portfolio (I Class)
· ING JPMorgan Value Opportunities Portfolio (Class I)	· ING Neuberger Berman Regency Portfolio (I Class)
· ING Julius Baer Foreign Portfolio (Class I)	· ING Oppenheimer Global Portfolio (I Class)
· ING Legg Mason Value Portfolio (Class I)	· ING Oppenheimer Strategic Income Portfolio (S Class)
· ING Lifestyle Aggressive Growth Portfolio (Class I)	· ING PIMCO Total Return Portfolio (I Class)
· ING Lifestyle Growth Portfolio (Class I)	· ING T. Rowe Price Diversified Mid Cap Growth Portfolio
· ING Lifestyle Moderate Growth Portfolio (Class I)	(I Class)
· ING Lifestyle Moderate Portfolio (Class I)	· ING UBS U.S. Large Cap Equity Portfolio (I Class)
· ING Limited Maturity Bond Portfolio (Class S)	· ING Van Kampen Comstock Portfolio (I Class)
· ING Liquid Assets Portfolio (Class I)	· ING Van Kampen Equity and Income Portfolio (I Class)
· ING MarketPro Portfolio (Class I)	· ING VP Balanced Portfolio (Class I)
· ING MarketStyle Growth Portfolio (Class I)	· ING VP Index Plus LargeCap Portfolio (Class I)
· ING MarketStyle Moderate Growth Portfolio (Class I)	· ING VP Index Plus MidCap Portfolio (Class I)
· ING MarketStyle Moderate Portfolio (Class I)	· ING VP Index Plus SmallCap Portfolio (Class I)
· ING Marsico Growth Portfolio (Class I)	· ING VP Intermediate Bond Portfolio (Class I)
· ING Marsico International Opportunities Portfolio (Class I)	· ING VP High Yield Bond Portfolio (Class I)
· ING MFS Total Return Portfolio (Class I)	· ING VP Real Estate Portfolio (Class S)
· ING MFS Utilities Portfolio (Class S)	· ING VP SmallCap Opportunities Portfolio (Class I)
· ING Oppenheimer Main Street Portfolio® (Class I)	· Neuberger Berman AMT Socially Responsive Portfolio®
(Class I)

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